Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
Deposits

	2012	2011
Demand, noninterest-bearing	$78,990	$70,810
Demand, interest-bearing	163,852	154,410
Savings	62,053	55,781
Time, $100,000 and over	18,950	15,305
Time, other	43,224	44,358

	$367,069	$340,664

A summary of time deposits by maturities

2013	$34,180
2014	18,298
2015	5,045
2016	4,588
2017	63

$62,174